SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of the entity's adoption of the new guidance

Adjustment for New Guidance
Restricted cash	$548,400
Receivables less allowance for credit losses of $59,090	5,558,535
Retained interest	(475,302)
Equipment held for sale	17,304
Other assets	59,146

Total assets	5,708,083

Accounts payable and other accrued liabilities	2,725
Short-term debt	3,387,715
Long-term debt	2,361,090

Total liabilities	5,751,530
Total equity	(43,447)

Total liabilities and equity	$5,708,083